Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 42,210	¥ 32,414
Less than 12 months, Gross unrealized losses	324	330
More than 12 months, Fair value	15,511	13,127
More than 12 months, Gross unrealized losses	51	31
Total, Fair value	57,721	45,541
Total, Gross unrealized losses	375	361
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	20,636	17,536
Less than 12 months, Gross unrealized losses	12	5
More than 12 months, Fair value	15,511	13,127
More than 12 months, Gross unrealized losses	51	31
Total, Fair value	36,147	30,663
Total, Gross unrealized losses	63	36
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	20,702	12,814
Less than 12 months, Gross unrealized losses	¥ 248	¥ 95
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 20,702	¥ 12,814
Total, Gross unrealized losses	248	95
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	872	2,064
Less than 12 months, Gross unrealized losses	¥ 64	¥ 230
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 872	¥ 2,064
Total, Gross unrealized losses	¥ 64	¥ 230